Earnings/(Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS/(LPS) are as follows:

(in thousands of $)	Six months ended June 30,
	2022	2021
Net income/(loss) net of non-controlling interests - continuing operations - basic and diluted	665,772	(78,999)
Net (loss)/income net of non-controlling interests - discontinued operations - basic and diluted	(90,558)	575,796

The components of the denominator for the calculation of basic EPS/(LPS) are as follows:

(in thousands of $)	Six months ended June 30,
	2022	2021
Basic:
Weighted average number of common shares outstanding	108,125	110,093

Dilutive:
Dilutive impact of share options and RSUs	407	197
Weighted average number of common shares outstanding	108,532	110,290
EPS/(LPS) per share are as follows:

	Six months ended June 30,
	2022	2021
Basic EPS/(LPS) from continuing operations	$6.16	$(0.72)
Diluted EPS/(LPS) from continuing operations	$6.13	$(0.72)
Basic and diluted (LPS)//EPS from discontinued operations	$(0.84)	$5.23